Long-Term Investments, Net - Schedule of Equity Investments Without Readily Determinable Fair Values (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Investments Without Readily Determinable Fair Values [Line Items]
Amount			$ 28,170
Beijing Zhongjiao Huineng Information Technology Co., Ltd (“Zhongjiao Huineng”) [Member]
Schedule of Equity Investments Without Readily Determinable Fair Values [Line Items]
Percentage of ownership	[1]	13.00%	13.00%
Amount	[1]	$ 517	$ 529
AM Advertising [Member]
Schedule of Equity Investments Without Readily Determinable Fair Values [Line Items]
Percentage of ownership	[2]	20.00%	20.00%
Amount	[2]	$ 72,929	$ 74,977
Zhongjiao Huineng [Member]
Schedule of Equity Investments Without Readily Determinable Fair Values [Line Items]
Less: impairment	[1]	(517)	(529)
AM Advertising [Member]
Schedule of Equity Investments Without Readily Determinable Fair Values [Line Items]
Less: impairment	[2]	$ (72,929)	$ (46,807)

[1]	In January 2016, the Group acquired 13.3% equity interest in Zhongjiao Huineng, a company established in the PRC that is mainly engaged in providing WIFI and GPS service to logistic industry. A full impairment loss was provided as of December 31, 2018.
[2]	The investment in AM Advertising was accounted for using the cost method of accounting, as the Group does not have the ability to exercise significant influence on the operation from 2016. In December 2018, the Group sold the 20.32% equity interests in AM Advertising but did not derecognize this long-term investment considering the existence of continuing involvement and more than trivial benefit owned by the Group. Meanwhile the Group determined the fair value of this investment in AM Advertising according to the transaction price received, which became the new basis of the investment. Hence, the investment impairment loss of $50,159 in AM Advertising was recorded for the year ended December 31, 2018 and the accumulated impairment was $46,807 as of December 31, 2023, due to changes from foreign currency translation adjustment. As of October 30, 2019, the Group and the transferee entered into a supplementary agreement on the outstanding amount of RMB380 million. The Group assessed that they are not involved in any operations or exercise any influence on AM Advertising, so it made a full impairment of the long-term investment in the year of 2024.